UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2013

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$252,488	$259,254
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	546,149	569,752
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	251,275	261,179
HUMANA INC		6.450%	6/1/2016	250,000	269,784	282,612
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,643	258,300
TRANSOCEAN INC		5.050%	12/15/2016	250,000	252,360	274,015
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	471,267	384,657
ICAHN ENTERPRISES		8.000%	1/15/2018	500,000	535,988	528,125
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	502,430	507,549
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	2,555,940	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	849,326	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	2,129,566	-

TOTAL INVESTMENTS IN FIXED INCOME				$9,680,769	$8,866,216	$3,325,443	3.02%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ALLIANCEBERNSTEIN GLOBAL BOND FUND A	59,031.88	$500,000	$491,736
AVENUE INCOME CR STRAT COM	25,000.00	421,300	440,000
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,656	382,200
DOUBLELINE CORE FIXED INCOME I	89,216.29	1,000,000	973,350
DOUBLELINE EMERGING MARKETS FIXED INCOME I	46,079.80	500,000	478,308
DOUBLELINE TOTAL RETURN BOND N	226,010.04	2,500,000	2,477,070
EATON VANCE FLOATING RATE A	26,315.79	250,000	249,737
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	791,257
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	158,799
FPA NEW INCOME INC COM	236,742.42	2,500,000	2,466,856
HARBOR BOND FUND INSTITUTIONAL CLASS	77,505.80	962,048	935,495
ISHARES BARCLAYS 3-7 YR TREASURY BOND	8,750.00	981,443	1,058,575
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	15,000.00	1,638,020	1,718,100
LOOMIS SAYLES BOND FUND INSTITUTIONAL	120,930.18	1,612,500	1,819,999
LOOMIS SAYLES GLOBAL BOND INSTITUTIONAL	59,153.31	1,000,000	974,255
METROPOLITAN WEST TOTAL RETURN BOND M	57,364.25	603,400	608,061
OSTERWEIS STRATEGIC INCOME FUND	19,861.83	230,000	235,363
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	693,000
PIMCO FUNDAMENTAL ADV TOTAL RETURN STRAT I	248,756.22	1,000,000	1,072,139
PIMCO INCOME FD INSTITUTIONAL	128,944.70	1,500,000	1,578,283
PIMCO ALL ASSET INSTITUTIONAL	154,782.72	1,942,500	1,880,610
PIMCO ALL ASSET ALL AUTHORITY INSTITUTIONAL	219,641.25	2,442,500	2,257,912
PIMCO REAL RETURN INSTITUTIONAL	81,159.11	960,112	917,910
PIMCO TOTAL RETURN INSTITUTIONAL	122,128.55	1,249,375	1,317,767
RIVERNORTH/OAKTREE HIGH INCOME I	24,533.86	250,000	244,357
TCW TOTAL RETURN BOND I	109,647.08	1,100,000	1,090,988
TEMPLETON EMERGING MKTS INCOME FUND	25,000.00	337,317	362,000
TOTAL BOND MUTUAL FUNDS		$27,306,036	$27,674,127	25.11%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Foreign Large Blend
VANGUARD TOTAL INTL STOCK INDEX INV SHARES	3,501.49	51,962	53,748	0.05%

Foreign Large Value
OAKMARK INTERNATIONAL FUND I	2,531.26	44,019	62,370	0.06%

Foreign Small/Mid Growth
JANUS TRITON FUND T SHARES	2,916.88	31,006	62,246	0.06%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE INDEX	20,000.00	255,572	266,500	0.24%

TOTAL INTERNATIONAL EQUITIES		382,559	444,864	0.40%

SPECIALTY FUNDS
Energy
NUVEEN ENERGY MLP TOTAL RETURN	10,295.00	138,065	206,724	0.19%

Pharmaceuticals & Biotechnology
ISHARES TR NASDAQ BIOTECH INDEX	500.00	45,277	98,915	0.09%

Utilities
SECTOR SPDR TR SBI INT-UTILITIES	23,000.00	734,317	902,980	0.82%

Large Cap Blend
T. ROWE PRICE PERSONAL STRATEGY	4,370.83	90,476	126,055
WISDOMTREE LARGECAP DIVIDEND	1,500.00	63,693	93,435
YACKTMAN FUND SVC	14,258.04	256,985	328,220
		411,154	547,710	0.50%

Mid Cap Growth
MERIDIAN GROWTH FUND	2009.07	93,000	93,101	0.08%

Foreign Large Value
ISHARES DOW JONES EPAC SEL	2500	84,611	84,775	0.08%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Financial
FRANKLIN INCOME FUND ADV		119,047.62	250,000	276,191	0.25%

Precious Metals
MARKET VECTORS GOLD MINERS ETF		29,000.00	1,466,117	782,710
SPDR GOLD SHARES	[3]	10,000.00	969,549	1,279,600
			2,435,666	2,062,310	1.87%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHARES		20,045.04	422,892	502,529	0.46%

Moderate Allocation
FPA CRESCENT FUND		18,462.15	525,303	588,203
OAKMARK EQUITY & INCOME FUND		8,920.47	263,600	287,864
SEQUOIA FD INC COM	[3]	740.54	108,371	149,167
			897,274	1,025,234	0.93%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		40,217.43	510,000	547,761
WINTERGREEN FD INC COM		7,005.79	102,985	115,105
			612,985	662,866	0.60%

TOTAL SPECIALTY FUNDS			6,125,241	6,463,335	5.87%

TOTAL STOCK MUTUAL FUNDS			6,507,800	6,908,199	6.27%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$33,813,836	$34,582,326	31.38%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND	[2,3]	$500,000	$546,978
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,500,000	1,490,727
ELLIOTT ASSOCIATES LP	[2,3]	2,000,000	3,302,033
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,037,985
HAYMAN CAPITAL PARTNERS LP	[2,3]	2,500,000	3,126,475
LMC COMPASS FUND LP	[2,3]	33,507	50,774
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	1,000,000	1,225,712
PRIVET FUND LP	[2,3]	1,000,000	1,348,265
RIVERNORTH CAPITAL PARTNERS, LP	[2,3]	2,000,000	2,591,899
SERENGETI LYCAON PARTNERS	[2,3]	1,000,000	986,666
SMITH BREEDEN SECURITIZED CREDIT OPPORTUNITIES LLC	[2,3]	500,000	544,098
STARK INVESTMENTS LP	[2,3]	240,258	671,119
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	250,128	215,152
VIRGO SOCIETAS III (ONSHORE) PARTNERSHIP III	[2,3]	223,363	223,363
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	37,500
TOTAL LIMITED PARTNERSHIPS		15,482,823	19,398,746	17.60%

TOTAL OTHER INVESTMENTS		$15,482,823	$19,398,746	17.60%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Services	5,000.00	COMPANHIA DE BEBIDAS DAS A		$142,690	$188,900
	1,000.00	MCDONALDS CORP COM		95,695	98,080
	1,500.00	RENT A CENTER INC NEW COM		51,495	59,985
				289,880	346,965	0.31%

Retailing	1,500.00	PANERA BREAD CO CL A	[3]	235,356	250,785	0.23%

Household & Personal Products	5,000.00	COACH INC COM		264,061	265,650	0.24%

Recreation	15,000.00	CEDAR FAIR LP		446,330	643,650	0.58%

TOTAL CONSUMER DISCRETIONARY				1,235,627	1,507,050	1.37%

CONSUMER STAPLES
Food & Staples Retailing	30,000.00	DANONE SPONSORED ADR		403,354	475,350	0.43%

Food, Beverage & Tobacco	13,500.00	COCA COLA HELLENIC BOTTLING		295,754	351,135
	1,000.00	CONSTELLATION BRANDS CL A	[3]	52,325	52,090
	3,500.00	GENERAL MILLS INC COM		122,082	182,000
	1,000.00	HERSHEY CO COM		61,460	94,870
	10,000.00	NESTLE S A SPONSORED ADR	[3]	396,900	679,750
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	197,720
	2,000.00	SMUCKER J M CO COM NEW		121,939	225,040
				1,193,976	1,782,605	1.62%

Household & Personal Products	500.00	KIMBERLY CLARK CORP COM		43,706	49,400
	6,500.00	PROCTER & GAMBLE CO COM		457,791	521,950
	3,000.00	UNILEVER PLC SPONS ADR		121,785	121,890
				623,282	693,240	0.63%

TOTAL CONSUMER STAPLES				2,220,612	2,951,195	2.68%

ENERGY	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	75,800
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	269,490
	2,000.00	BUCKEYE PARTNERS L P UNIT		124,792	142,260
	1,000.00	CHEVRON CORP		106,870	125,890
	4,500.00	CPFL ENERGIA S A SPONSORED		103,020	83,250
	750.00	DEVON ENERGY CORP NEW COM		59,334	41,258
	250.00	ENCANA CORP COM		6,581	4,380
	4,000.00	ENERGY TRANSFER EQUITY LP		150,093	266,960
	1,000.00	ENSCO PLC		51,645	57,340
	17,440.00	ENTERPRISE PRODS PARTN COM		463,200	1,081,803
	2,004.00	EXXON MOBIL CORP COM		151,432	187,875
	8,000.00	KINDER MORGAN ENERGY PARTNERS LP		491,126	660,080
	5,000.00	KINDER MORGAN INC COM		173,187	188,800

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
	224.47	KINDER MORGAN MANAGEMENT L	[3]	7,936	18,177
	7,500.00	MARKWEST ENERGY PARTNERS L		95,426	526,575
	1,000.00	OCCIDENTAL PETROLEUM COM		88,813	89,050
	5,000.00	ONEOK INC COM		107,537	264,750
	750.00	PEABODY ENERGY CORP COM		45,175	12,420
	2,500.00	PENN WEST PETROLEUM LTD		45,428	29,500
	2,000.00	PETROLEO BRASILEIRO SA SPO		76,714	27,280
	10,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	532,400
	7,000.00	SEADRILL LIMITED SHS		263,034	298,760
	5,000.00	TARGA RESOURCES PARTNERS		134,173	249,200
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	189,225
	1,500.00	TRANSOCEAN INC NEW SHS		104,518	70,740
TOTAL ENERGY				3,548,883	5,493,263	4.98%

FINANCIALS
Banks	1,300.00	BANK N S HALIFAX COM		66,388	73,320	0.07%

Diversified Financials	2,500.00	BERKSHIRE HATHAWAY INC CL	[3]	185,406	289,675
	1,300.00	CME GROUP		71,797	96,281
	500.00	NYSE EURONEXT		13,693	21,080
				270,896	407,036	0.37%

Insurance	1,000.00	METLIFE INC COM		32,265	48,420
	2,000.00	TRAVELERS COMPANIES COM		161,841	167,100
				194,106	215,520	0.20%

Real Estate	5,000.00	CHEUNG KONG HOLDINGS LTD ADR		70,725	70,274
	35,000.00	MEDICAL PROPERTIES TRUST INC COM		370,003	511,000
	3,000.00	TOLL BROTHERS INC COM	[3]	106,119	98,610
	2,000.00	VENTAS INC COM		91,107	131,480
				637,954	811,364	0.74%

Financial	800.00	AMERICAN EXPRESS CO COM		35,211	59,016
	5,000.00	ANNALY CAPITAL MGMT INC		82,125	59,600
	10,000.00	APOLLO GLOBAL MGMT LLC		230,401	267,200
	10,000.00	ARES CAP CORP COM		165,094	177,800
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	272,700
	15,000.00	OAKTREE CAPITAL GROUP LLC UNIT		616,307	809,850
	10,000.00	THL CREDIT INC COM		156,142	155,800
	50,000.00	TWO HARBORS INVT CORP COM		569,600	501,500
	25,000.00	WESTERN UNION CO COM		411,375	449,000
				2,492,735	2,752,466	2.50%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
REIT	15,000.00	CORRECTIONS CORP AMER NEW COM		377,635.00	495,750.00	0.45%

TOTAL FINANCIALS				4,039,714	4,755,456	4.32%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	116,540
	2,500.00	DAVITA HEALTHCARE PART COM	[3]	308,926	291,025
	50.00	LABORATORY CORP AMER HLDGS	[3]	3,536	4,837
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	108,750
				438,120	521,152	0.47%

Pharmaceuticals & Biotechnology	3,000.00	ASTRAZENECA PLC SPONSORED		135,341	152,160
	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	124,660
	15,000.00	HOSPIRA INC	[3]	465,500	610,500
	500.00	IMMUNOGEN INC COM	[3]	5,722	9,525
	3,000.00	ELI LILLY & CO COM		132,158	159,330
	26,500.00	PFIZER INC COM		533,833	774,595
	2,000.00	QUESTCOR PHARMACEUTICAL COM		77,450	133,320
	10,000.00	SANOFI SPONSORED ADR		337,248	514,800
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	40,520
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	39,700
				1,815,251	2,559,110	2.32%

TOTAL HEALTH CARE				2,253,371	3,080,262	2.80%

INDUSTRIALS
Capital Goods	4,500.00	AMERICAN RAILCAR INDS COM		149,453	161,685
	10,000.00	TEEKAY LNG PARTNERS LP		384,775	415,000
				534,228	576,685	0.52%

Commercial Services & Supplies	1,000.00	STERICYCLE INC COM	[3]	85,105	115,940
	6,000.00	US ECOLOGY INC COM		122,962	183,420
	500.00	WASTE MGMT INC DEL COM		17,412	21,015
				225,479	320,375	0.29%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	73,160	0.07%

TOTAL INDUSTRIALS				833,037	970,220	0.88%

INFORMATION TECHNOLOGY
Software & Services	4,500.00	MICROSOFT CORP COM		111,117	143,280
	4,000.00	ORACLE CORP COM		110,847	129,400
				221,964	272,680	0.25%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Technology Hardware & Equipment	1,750.00	APPLE INC COM		931,177	791,928
	5,700.00	CISCO SYSTEMS INC COM		111,360	145,863
	5,000.00	EMC CORP MASS COM		123,828	130,750
	1,500.00	QUALCOMM INC COM		71,275	96,843
	50,000.00	XEROX CORP COM		334,384	485,000
				1,572,024	1,650,384	1.50%

Semiconductors &	3,500.00	INTEL CORP COM		73,337	81,672	0.07%
Semiconductor Equipment

TOTAL INFORMATION TECHNOLOGY				1,867,325	2,004,736	1.82%

MATERIALS	5,000.00	BROOKFIELD INFRASTRUCTURE		143,842	186,400
	2,000.00	MOSAIC CO		93,287	82,180
	1,000.00	POTASH CORP		42,081	29,000
	2,000.00	RPM INTL INC COM		42,340	70,480
	5,000.00	WILLIAMS PARTNERS LP COM		249,148	251,100
TOTAL MATERIALS				570,698	619,160	0.56%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	41,960
	7,000.00	AT&T CORP COM		226,225	246,890
	4,500.00	BCE INC COM		191,785	185,805
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	96,195
	5,000.00	SINGAPORE TELECOM LTD ADR		121,425	155,600
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	43,180
	2,000.00	TELECOM ARGENTINA SA	[3]	36,419	32,400
	6,500.00	TELEFONICA S A SPONSORED A	[3]	108,424	92,235
	6,000.00	TELEFONICA BRASIL S.A.		146,002	128,820
	20,000.00	VODAFONE GROUP		524,169	599,000
TOTAL TELECOMMUNICATION SERVICES				1,540,053	1,622,085	1.47%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM		79,050.00	92,700.00
	5,000.00	AMERIGAS PARTNERS LP COM		212,399.00	227,550.00
	6,500.00	DOMINION RES INC VA COM		330,756	385,515
	10,187.00	DUKE ENERGY CORP COM		542,356	723,277
	2,500.00	ENERSIS		49,539	38,000
	1,000.00	ENTERGY CORP NEW COM		69,388	67,500
	2,000.00	INTEGRYS ENERGY GRP COM		104,066	125,600
	1,000.00	NATIONAL GRID PLC SPON ADR		49,641	59,590
	8,000.00	ONEOK PARTNERS LP COM		256,917	407,200
	17,500.00	SOUTHERN CO COM		628,940	784,700
TOTAL UTILITIES				2,323,052	2,911,632	2.64%

TOTAL INVESTMENTS IN COMMON STOCKS				$20,432,372	$25,915,059	23.52%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)
July 31, 2013

		Market	Percent of
Company Name	Cost	Value	Net Assets

Short-term Investments MFB NI Treasury Money Market Fund	$26,472,672	$26,472,672	24.02%

TOTAL INVESTMENTS - MARKET VALUE		109,694,246	99.54%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		502,759	0.46%

TOTAL NET ASSETS		$110,197,005	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2013

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
AMERICAN RAIL CAR IND CALL OPTION; $40 EXP 9/21/13	[3]	(35.00)	(2,000)	(1,925)
COACH INC CALL OPTION; $55 EXP 9/21/13	[3]	(25.00)	(1,966)	(2,200)
CONSTELLATION CALL OPTION; $55 EXP 10/19/13	[3]	(10.00)	(2,384)	(1,200)
DAVITA INC CALL OPTION; $130 EXP 10/19/13	[3]	(10.00)	(3,984)	(1,150)
DAVITA INC CALL OPTION; $135 EXP 10/19/13	[3]	(10.00)	(4,184)	(600)
DUKE ENERGY CALL OPTION; $70 EXP 1/18/14	[3]	(50.00)	(6,172)	(13,750)
HOSPIRA INC CALL OPTION; $35 EXP 1/18/14	[3]	(50.00)	(6,671)	(31,000)
MOSAIC CO CALL OPTION; $67.50 EXP 9/21/13	[3]	(20.00)	(2,949)	(60)
PEABODY ENERGY CALL OPTION; $24 EXP 9/21/13	[3]	(7.00)	(566)	(7)
QUESTCOR PHARM CALL OPTION; $45 EXP 10/19/13	[3]	(20.00)	(5,219)	(44,400)
TOLL BROTHERS CALL OPTION; $40 EXP 9/21/13	[3]	(30.00)	(3,403)	(450)
TOTAL CALL OPTIONS - LIABILITIES			(39,497)	(96,742)	-0.09%

PUT OPTIONS:
AMERICAN RAIL CAR IND PUT OPTION; $30 EXP 9/21/13	[3]	(20.00)	(3,064)	(600)
AMERICAN RAIL CAR IND PUT OPTION; $40 EXP 12/21/13	[3]	(10.00)	(939)	(5,900)
COACH INC PUT OPTION; $50 EXP 9/21/13	[3]	(50.00)	(4,422)	(3,500)
DUKE ENERGY PUT OPTION; $62.50 EXP 1/18/14	[3]	(30.00)	(6,253)	(2,400)
EMC CORP PUT OPTION; $24 EXP 10/19/13	[3]	(20.00)	(1,989)	(680)
HOSPIRA INC PUT OPTION; $30 EXP 8/17/13	[3]	(150.00)	(27,999)	(750)
LULULEMON ATHLETICA PUT OPTION; $72.50 EXP 9/21/13	[3]	(30.00)	(10,603)	(15,990)
NAVISTAR INTL PUT OPTION; $20 EXP 10/19/13	[3]	(250.00)	(22,533)	(2,500)
TEMPUR SEALY PUT OPTION; $35 EXP 12/21/13	[3]	(150.00)	(37,069)	(34,500)
TEMPUR SEALY PUT OPTION; $40 EXP 9/21/13	[3]	(50.00)	(16,421)	(11,350)
TOTAL PUT OPTIONS - LIABILITIES			(131,291)	(78,170)	-0.07%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(170,788)	$(174,912)	-0.16%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2013

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.    Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2013

D.    Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2009 and thereafter are subject to possible future examinations by tax authorities.

E.    Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.    Fair Value Measurements – The Company applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy:

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2013

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of July 31, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,325,443	$-	$-	$3,325,443
Mutual Funds
Bond Mutual Funds	27,674,127	-	-	27,674,127
Stock Mutual Funds	6,908,199	-	-	6,908,199
Other Investments
Limited Partnerships	-	-	19,398,746	19,398,746
Common Stocks
Common Stocks – Publicly Traded	25,915,059	-	-	25,915,059
Call Options	(96,742)	-	-	(96,742)
Put Options	(78,170)	-	-	(78,170)
Cash and Cash Equivalents	26,472,672	-	-	26,472,672
Total Investments	$90,120,588	$-	$19,398,746	$109,519,334

The table below presents a reconciliation for the quarter ended July 31, 2013, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized			Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Net	in (out of)	as of
Level 3 Assets	10/31/2012	Premiums	Losses	Losses	Purchases	Sales	Level 3	7/31/2013
Other Investments
Limited Partnerships	$18,308,442	$-	$582,282	$750,355	$2,223,363	$(2,465,696)	$-	$19,398,746
Total Investments	$18,308,442	$-	$582,282	$750,355	$2,223,363	$(2,465,696)	$-	$19,398,746

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2013

2.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2013, were as follows:

Gross appreciation (excess of value over tax cost)	$12,225,229
Gross depreciation (excess of tax cost over value)	(8,098,902)
Net unrealized appreciation	$4,126,327
Cost of investments for income tax purposes	$105,567,919

4.	OPTIONS WRITTEN

As of July 31, 2013, portfolio securities valued at $1,427,692 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended July 31, 2013 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2012	4,952	$696,077
Options written	3,167	428,152
Options terminated in closing purchase transactions	(1,634)	(212,606)
Options expired	(4,548)	(540,565)
Options exercised	(910)	(200,270)
Options outstanding at July 31, 2013	1,027	$170,788

5.	PLEDGED COLLATERAL

As of July 31, 2013, short-term investments in the amount of $2,559,900 were pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $6,034,833 and have been assigned no value at July 31, 2013.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 6, 2013

/s/ Paul H. Broyhill

Paul H. Broyhill

Chairman and

Chief Executive Officer

September 6, 2013